CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Statement) - JPY (¥) ¥ in Millions	Total	Issued capital	Issued capital Ordinary shares	Capital surplus	Share-based payment reserve	Merger reserve	Treasury shares	Retained earnings (accumulated deficit)	Foreign currency translation adjustment
Equity at beginning of period at Mar. 31, 2025	¥ 10,769		¥ 213	¥ 13,317	¥ 0	¥ 0	¥ (4)	¥ (2,770)	¥ 13
Share-based payments	619				619
Issuance of shares for restricted share units	0			84	(84)
Foreign currency translation adjustment in foreign operations	50								50
Net loss for the period	(1,022)							(1,022)
Equity at end of period at Sep. 30, 2025	10,416		213	13,401	535	0	(4)	(3,792)	63
Equity at beginning of period at Mar. 31, 2026	21,745		273	34,247	1,156	(9,258)	(4)	(4,368)	(301)
Issuance of new shares	9,949		53	9,896
Refund of excise tax	305			305
Share-based payments	630				630
Issuance of shares for restricted share units	0	¥ 1		183	(184)
Foreign currency translation adjustment in foreign operations	(398)								(398)
Net loss for the period	(5,311)							(5,311)
Equity at end of period at Sep. 30, 2026	¥ 26,920		¥ 327	¥ 44,631	¥ 1,602	¥ (9,258)	¥ (4)	¥ (9,679)	¥ (699)